Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

To reinforce performance feedback through compensation and to comply with certain regulations impacting performance-based awards, the Human Capital and Compensation Committee makes executive compensation decisions in the first quarter of each year. This allows for an assessment based on the prior year’s performance among other strategic goals and affords the opportunity to consider the relative contribution of each of the executives. The committee reviews and approves the available equity award pool for eligible employees, and individual awards for executive officers, once a year, on the date of the committee’s regularly scheduled first quarter meeting. The Company believes that the practice of granting stock-based awards in the first quarter of each year is reasonable when followed on a consistent basis each year and reduces the risk of inadvertently timing the grant of such awards with the release of material nonpublic information.

Award Timing Method	The committee reviews and approves the available equity award pool for eligible employees, and individual awards for executive officers, once a year, on the date of the committee’s regularly scheduled first quarter meeting.
Award Timing Predetermined	true